Equity Interest Owned by Company (Detail)	Dec. 31, 2011	Dec. 31, 2010
Shanghai Tonghua Network Technology Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest owned	30.00%	30.00%
Beijing Huayi Giant Information Technology Co. Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest owned	34.00%	34.00%
Shanghai Juxi Network Technology Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest owned	41.98%
Shanghai Juxian Network Technology Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest owned	40.80%
Yunfeng Fund
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest owned	10.42%